Trade and other payables - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about trade and other payables [line items]
Accrued interest	$ 6,570	$ 2,959
Nordic Bond | Bond
Disclosure of detailed information about trade and other payables [line items]
Accrued interest	$ 3,700